Investment Strategy	May 31, 2026
BNY Mellon Global Fixed Income ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]

To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in fixed-income securities. The fixed-income securities in which the fund invests principally include bonds, notes (including structured notes), mortgage-related securities, asset-backed securities, floating rate loans (limited to up to 20% of the fund's net assets) and other floating rate securities, and Eurodollar and Yankee dollar instruments.

In constructing the fund’s portfolio, the fund's sub-adviser, Insight North America LLC (sub-adviser), focuses on identifying undervalued fixed-income markets, currencies, sectors and securities. The sub-adviser looks for fixed-income securities with the most potential for added value, such as those with the potential for credit upgrades, unique structural characteristics, or innovative features. The sub-adviser selects securities by using fundamental economic research and quantitative analysis to allocate assets among countries and currencies, and by actively trading among sectors and securities, focusing on sectors and individual securities that it considers to be relatively undervalued.

The fund generally invests in eight or more countries, but always invests in at least three countries, one of which may be the United States. At times, the fund may invest a substantial part of its assets in any one country, including the United States; however, the fund will not invest more than 70% of its assets, at the time of purchase, in the United States. The fund may invest up to 40% of its assets in emerging markets. The fund considers an emerging market country to be a country that, at the time of purchase, is (i) classified as an emerging, frontier or developing economy by any supranational organization (such as the World Bank, International Monetary Fund, United Nations, or related entities), or (ii) considered an emerging market country for purposes of constructing a major emerging or frontier market securities index (such as J.P. Morgan, Bloomberg, or ICE emerging market indices). The fund will hedge most, but not necessarily all, of its foreign currency exposure to protect the U.S. dollar value of the fund's assets, principally by using forward contracts, futures contracts and swap agreements.

The fund normally invests primarily in fixed-income securities rated investment grade (i.e., Baa3/BBB- or higher) at the time of purchase or, if unrated, determined to be of comparable quality by the fund's sub-adviser. The fund, however, may invest up to 25% of its assets in fixed-income securities rated, at the time of purchase, below investment grade ("high yield" or "junk" bonds), but not rated lower than B, or the unrated equivalent as determined by the fund's sub-adviser. Under normal market conditions, the average credit quality of the fund's portfolio will be A3/A- or higher.

There are no restrictions on the dollar-weighted average maturity or average effective duration of the fund's portfolio or on the maturities or durations of the individual fixed-income securities the fund may purchase. A bond's maturity is the length of time until the principal must be fully repaid with interest.  Duration is an indication of an investment's "interest rate risk," or how sensitive a bond or the fund's portfolio may be to changes in interest rates.

The fund typically will sell a security if the fund's sub-adviser believes the security is overvalued from a valuation standpoint, another sector becomes relatively more attractive, and/or the sub-adviser expects the issuer’s fundamentals to deteriorate. The fund does not have any limitations regarding portfolio turnover and may engage in short-term trading in seeking to achieve its investment objective.

As noted above, the fund will use derivatives to hedge most, but not necessarily all, of its foreign currency exposure. The fund may also, but is not required to, use derivative instruments as a substitute for investing directly in an underlying asset, to increase returns, to manage market, foreign currency, duration, credit or interest rate risks, as part of a hedging strategy, or for other purposes related to the management of the fund. The derivative instruments in which the fund may invest typically include options, futures, options on futures, forward contracts and swap agreements.

Strategy Portfolio Concentration [Text]	the fund will not invest more than 70% of its assets, at the time of purchase, in the United States. The fund may invest up to 40% of its assets in emerging markets. The fund considers an emerging market country to be a country that, at the time of purchase, is (i) classified as an emerging, frontier or developing economy by any supranational organization (such as the World Bank, International Monetary Fund, United Nations, or related entities), or (ii) considered an emerging market country for purposes of constructing a major emerging or frontier market securities index (such as J.P. Morgan, Bloomberg, or ICE emerging market indices). The fund will hedge most, but not necessarily all, of its foreign currency exposure to protect the U.S. dollar value of the fund's assets, principally by using forward contracts, futures contracts and swap agreements.
BNY Mellon Multi-Sector Income ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]

To pursue its goals, the fund normally invests principally in fixed-income securities.

In constructing the fund's portfolio, the fund's sub-adviser, Insight North America LLC (sub-adviser), uses a diversified approach to dynamically allocate fund assets across a broad range of fixed-income sectors and individual securities within those sectors. These sectors may include, but are not limited to, investment grade and below investment grade bonds, securitized fixed-income, and developed market and emerging market debt. The sub-adviser relies primarily on proprietary, internally-generated credit research. This credit research focuses on both industry/sector analysis and detailed individual security selection. The sub-adviser seeks to identify investment opportunities for the fund based on its evaluation of the relative value of sectors and securities and the credit risk of individual issuers. The sub-adviser uses fundamental credit analysis to estimate the relative value and attractiveness of various sectors and securities and to exploit pricing inefficiencies in the fixed-income market. The sub-adviser analyzes individual issuer credit risk based on factors such as management depth and experience, competitive advantage, market and product position and overall financial strength. The sub-adviser allocates fund assets to different geographic markets according to its views on the global and regional macroeconomic environment, as well as forecasts for different geographic markets. The sub-adviser may supplement its internal research with external, third-party credit research and related credit tools.

The fixed-income securities in which the fund invests principally include bonds, notes (including structured notes), mortgage-related securities, and asset-backed securities. Fixed-income securities may be issued by U.S. and foreign corporations or entities; U.S. and foreign banks; the U.S. government, its agencies, authorities, instrumentalities or sponsored enterprises; state and municipal governments; and foreign governments and their political subdivisions. At any given time, the fund may or may not be invested in all fixed-income sectors or security types.

The fund may invest up to 30% of its assets in emerging markets and pre-emerging markets (also known as frontier markets). The fund considers an emerging market country or frontier market country to be a country that, at the time of purchase, is (i) classified as an emerging, frontier or developing economy by any supranational organization (such as the World Bank, International Monetary Fund, United Nations, or related entities), or (ii) considered an emerging market country or frontier market country for purposes of constructing a major emerging or frontier market securities index (such as J.P. Morgan, Bloomberg, or ICE emerging market indices).

The fund’s investments in foreign fixed-income securities may be U.S. dollar or non-U.S. dollar-denominated. The fund generally will hedge most, but not necessarily all, of its currency exposure to non-U.S. dollar-denominated fixed-income securities to protect the U.S. dollar value of the fund's assets, principally by using forward contracts, futures contracts and swap agreements. The fund’s investments may include securities subject to purchase and sale restrictions that are offered pursuant to Rule 144A, Section 4(a)(2) or Regulation S under the Securities Act of 1933, as amended.

The fund may also invest up to 65% of its net assets in bonds rated below investment grade (i.e., Baa3/BBB- or lower), at the time of purchase ("high yield" or "junk" bonds), or the unrated equivalent as determined by the fund's sub-adviser.

There are no restrictions on the dollar-weighted average maturity or average effective duration of the fund's portfolio or on the maturities or durations of the individual fixed-income securities the fund may purchase. A bond's maturity is the length of time until the principal must be fully repaid with interest.  Duration is an indication of an investment's "interest rate risk," or how sensitive a bond or the fund's portfolio may be to changes in interest rates.

The fund may sell securities when the sub-adviser anticipates market declines or credit downgrades. In addition, the fund may sell securities when the sub-adviser identifies new investment opportunities. The fund does not have any limitations regarding portfolio turnover and may engage in short-term trading in seeking to achieve its investment objective.

The fund may, but is not required to, use derivative instruments as a substitute for investing directly in an underlying asset, to increase returns, to manage market, foreign currency, duration, credit or interest rate risks, as part of a hedging strategy, or for other purposes related to the management of the fund. The derivative instruments in which the fund may invest typically include options, futures, options on futures (including those relating to securities, foreign currencies, indices and interest rates), forward contracts and swap agreements (including total return, interest rate, inflation, and credit default swaps).